Major Commitments and Contingencies (Contingencies) (Details) - Personal Injury and Other Claims Provision [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CANADA [Member]
Loss Contingency [Abstract]
Increase (decrease) to personal injury and other claims provision persuant to the results of external actuarial studies	$ 4	$ 2	$ (11)
Loss Contingency Accrual [Roll Forward]
Beginning of year	183	183	191
Accruals and other	52	38	24
Payments	(28)	(38)	(32)
End of year	207	183	183
Current portion - End of year	60	40	39
UNITED STATES [Member]
Loss Contingency [Abstract]
Increase (decrease) to personal injury and other claims provision persuant to the results of external actuarial studies	13	15	21
Loss Contingency Accrual [Roll Forward]
Beginning of year	116	118	105
Accruals and other	41	46	51
Payments	(28)	(41)	(34)
Foreign exchange	10	(7)	(4)
End of year	139	116	118
Current portion - End of year	$ 37	$ 25	$ 37